UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

 INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Victoria 1522 Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks – 94.9%
	Brazil – 13.3%
16,400	Cia de Bebidas das Americas - ADR	$591,876
18,800	Cia Vale do Rio Doce	381,191
69,500	Klabin S.A	298,083
22,800	Marcopolo S.A	86,665
14,000	Souza Cruz S.A	171,955
14,962	Tim Participacoes S.A. - ADR	386,020
		1,915,790
	Chile – 2.2%
5,800	Sociedad Quimica y Minera de Chile S.A. - ADR	312,330

	China – 14.9%
1,023,000	Agricultural Bank of China Ltd. - Class H	437,922
104,000	China Shenhua Energy Co., Ltd. - Class H	449,723
498,000	China Telecom Corp. Ltd. - Class H	283,253
1,900	China Telecom Corp. Ltd. - ADR	108,547
99,400	Jiangxi Copper Co., Ltd. - Class H	213,274
420,000	Lenovo Group Ltd.	279,398
266,000	Qingling Motors Co. - Class H	70,081
192,300	Zhaojin Mining Industry Co., Ltd. - Class H	305,014
		2,147,212
	Indonesia – 2.2%
649,500	PT Charoen Pokphand Indonesia	153,682
57,000	PT United Tractors Tbk	165,389
		319,071
	Mexico – 6.9%
19,100	Alfa S.A.B. de C.V. - Class A	208,168
67,900	Genomma Lab Internacional S.A.B. de C.V. - Class B*	130,937
2,800	Industrias Penoles S.A.B. de C.V	123,397
195,400	Wal-Mart de Mexico S.A.B. de C.V	536,294
		998,796
	Philippines – 3.1%
143,400	Aboitiz Power Corp.	97,877
62,200	DMCI Holdings, Inc.	58,687
90,700	Metropolitan Bank & Trust	140,794
317,000	Philex Mining Corp.	150,964
		448,322
	Poland – 3.7%
6,800	KGHM Polska Miedz S.A	216,908

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Victoria 1522 Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Poland (Continued)
97,700	Polskie Gornictwo Naftowe i Gazownictwo S.A	$115,299
132,200	Tauron Polska Energia S.A	204,223
		536,430
	Russia – 8.8%
14,600	Lukoil OAO - ADR	776,720
13,600	Uralkali - GDR	489,724
		1,266,444
	South Africa – 11.7%
13,242	AngloGold Ashanti Ltd.	562,299
98,300	FirstRand Ltd.	252,245
7,400	Impala Platinum Holdings Ltd.	153,209
4,600	Sasol Ltd.	218,974
3,610	Sasol Ltd. - ADR	171,114
19,300	Shoprite Holdings Ltd.	325,123
		1,682,964
	South Korea – 11.8%
960	Honam Petrochemical Corp.*	248,217
2,605	Hyundai Motor Co.*	482,518
4,426	Kia Motors Corp.*	256,831
770	Samsung Electronics Co., Ltd.	708,275
		1,695,841
	Taiwan – 12.2%
14,600	Chunghwa Telecom Co., Ltd. - ADR	485,888
384,534	Far Eastern International Bank	142,690
19,000	Largan Precision Co., Ltd.	354,725
204,629	Taiwan Semiconductor Manufacturing Co., Ltd.	511,286
151,000	Yulon Motor Co., Ltd.	258,929
		1,753,518
	Thailand – 0.7%
20,400	PTT Exploration & Production PCL	108,796

	Turkey – 2.2%
10,900	Koza Altin Isletmeleri A.S	144,188
8,306	Tupras Turkiye Petrol Rafine	174,944
		319,132
	Ukraine – 1.2%
4,700	Kernel Holding S.A.*	94,275

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Victoria 1522 Fund

SCHEDULE OF INVESTMENTS – Continued

As of December 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Ukraine (Continued)
6,900	MHP S.A. - GDR*	$73,718
		167,993
	Total Common Stocks (Cost $13,556,444)	13,672,639

Principal Amount		Value
	Short-Term Investments – 3.4%
$486,507	UMB Money Market Fiduciary Fund, 0.01%[1]	486,507
	Total Short-Term Investments (Cost $486,507)	486,507
	Total Investments – 98.3% (Cost $14,042,951)	14,159,146
	Other Assets in Excess of Liabilities – 1.7%	244,672
	Total Net Assets – 100.0%	$14,403,818

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited

* Non-income producing security.
[1] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

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Victoria 1522 Fund

SUMMARY OF INVESTMENTS

As of December 31, 2011 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Precious Metals	9.1%
Semiconductors	8.5%
Motor Vehicles	7.4%
Major Telecommunications	6.1%
Chemicals: Agricultural	5.6%
Integrated Oil	5.4%
Regional Banks	5.0%
Oil & Gas Production	4.3%
Beverages: Alcoholic	4.1%
Other Metals/Minerals	3.8%
Discount Stores	3.7%
Coal	3.1%
Wireless Telecommunications	2.7%
Steel	2.6%
Electronic Components	2.5%
Food Retail	2.3%
Agricultural Commodities/Milling	2.2%
Electric Utilities	2.1%
Containers/Packaging	2.1%
Computer Processing Hardware	1.9%
Industrial Conglomerates	1.9%
Financial Conglomerates	1.8%
Trucks/Construction/Farm Machinery	1.7%
Chemicals: Specialty	1.7%
Oil Refining/Marketing	1.2%
Tobacco	1.2%
Pharmaceuticals: Other	0.9%
Total Common Stocks	94.9%
Short-Term Investments	3.4%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

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Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS – December 31, 2011

(Unaudited)

Note 1 – Organization

Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on October 1, 2008, with two classes of shares; Advisor Class and Institutional Class.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

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Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS – December 31, 2011

(Unaudited) - Continued

Note 3 – Federal Income Taxes

At December 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$14,045,829

Gross unrealized appreciation	1,241,989
Gross unrealized depreciation	(1,125,251)
Net unrealized appreciation on investments and foreign currency translations	$116,738

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Victoria 1522 Fund

NOTES TO SCHEDULE OF INVESTMENTS – December 31, 2011

(Unaudited) - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$-	$1,068,359	$-	$1,068,359
Consumer Staples	1,300,125	646,798	-	1,946,923
Energy	947,834	1,067,736	-	2,015,570
Financials	-	973,651	-	973,651
Health Care	130,937	-	-	130,937
Industrials	294,833	224,076	-	518,909
Information Technology	-	1,853,684	-	1,853,684
Materials	1,115,001	2,483,797	-	3,598,798
Telecommunication Services	980,455	283,253	-	1,263,708
Utilities	-	302,100	-	302,100
Short-Term Investment	486,507	-	-	486,507
Total Investments, at value	$5,255,692	$8,903,454	$-	$14,159,146

* In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $8,903,454 of investment securities were classified as level 2 instead of level 1.

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Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victoria 1522 Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/29/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/29/12

* Print the name and title of each signing officer under his or her signature.

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